Financial Instruments (Details Narrative)	3 Months Ended
Feb. 28, 2019 USD ($)
Fair Value Disclosures [Abstract]
Foreign exchange risk threshold balance	$ 1,000,000
Foreign exchange risk movement in currency percentage	10.00%
Foreign exchange risk loss and other comprehensive loss amount affected	$ 100,000